TAXES - Provision by taxing jurisdiction (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S. federal
Current					$ 17
Deferred					(73)
U.S. federal total					(56)
U.S. state and local
Deferred					(5)
U.S. state and local total					(5)
Non-U.S.
Current					790	$ 305	$ 413
Deferred					(327)	(58)	(47)
Total Non-U.S.					463	247	366
Total provision for income taxes	$ 45	$ 40	$ 76	$ 91	$ 402	$ 247	$ 366